Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 458,748	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	247,612			250,064						458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Interest expense, net	15,289			15,585						30,796	30,630	60,823	73,808	114,109
Foreign currency (gain)/loss	(2,618)			(609)						555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision for income taxes	(25,071)			2,748						(52,471)	(12,912)
Provision for income taxes	7,147			7,155						10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations												(9,743)	(17,870)	(8,100)
Net (loss)/income	(32,218)			(4,407)						(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	458,748			492,213						889,766	941,834	2,013,239	1,953,061	1,837,620
Cost of goods sold	247,612			250,064						458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136			242,149						430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Interest expense, net	15,289			15,585						30,796	30,630	60,823	73,808	114,109
Foreign currency (gain)/loss	(2,618)			(609)						555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision for income taxes	(25,071)			2,748						(52,471)	(12,912)	(2,186)	(32,185)	15,333
Provision for income taxes	7,147			7,155						10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations														(8,100)
Income from discontinued operations														1,830
Net (loss)/income	(32,218)			(4,407)						(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	116			120						232	236	469	464	376
Gross profit	116			120						232	236	469	464	376
Selling, general and administrative expense	11,753			12,869						27,728	29,785	56,983	43,045	36,867
Operating (loss)/income	(11,637)			(12,749)						(27,496)	(29,549)	(56,514)	(42,581)	(36,491)
Interest expense, net	7,269			7,239						14,538	14,479	28,987	28,871	28,721
Foreign currency (gain)/loss	(28)			13						126	(113)	(173)	30	(285)
Equity in earnings and other (income)/expense	13,517			(14,881)						21,364	(16,190)	(74,572)	(50,224)	(50,399)
(Loss)/income before provision for income taxes	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(14,528)
Provision for income taxes														(4,844)
(Loss)/income from continuing operations														(9,684)
Net (loss)/income	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	190,265			185,686						356,011	357,063	854,754	736,110	683,767
Cost of goods sold	117,488			109,044						221,220	214,250	505,420	399,493	373,740
Gross profit	72,777			76,642						134,791	142,813	349,334	336,617	310,027
Selling, general and administrative expense	72,999			74,934						147,187	152,431	311,886	311,840	283,347
Asset impairments	4,988			415						6,323	415	5,162	3,399	7,585
Operating (loss)/income	(5,210)			1,293						(18,719)	(10,033)	32,286	21,378	19,095
Interest expense, net	1,386			1,391						2,854	2,685	5,351	3,785	55,070
Foreign currency (gain)/loss	198			212						363	9	(35)	(40)	(124)
Equity in earnings and other (income)/expense	(483)			482						(687)	1,733	4,674	(836)	(1,482)
(Loss)/income before provision for income taxes	(6,311)			(792)						(21,249)	(14,460)	22,296	18,469	(34,369)
Provision for income taxes	1,654			216						467	432	1,144	165	522
(Loss)/income from continuing operations														(34,891)
Income from discontinued operations														1,485
Net (loss)/income	(7,965)			(1,008)						(21,716)	(14,892)	21,152	18,304	(33,406)
Net (loss)/income attributable to Quiksilver, Inc	(7,965)			(1,008)						(21,716)	(14,892)	21,152	18,304	(33,406)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(7,965)			(1,008)						(21,716)	(14,892)	21,152	18,304	(33,406)
Quiksilver, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	290,111			328,589						587,455	633,616	1,262,757	1,270,320	1,195,536
Cost of goods sold	144,071			155,662						277,756	291,845	602,115	554,593	511,777
Gross profit	146,040			172,927						309,699	341,771	660,642	715,727	683,759
Selling, general and administrative expense	141,282			144,422						283,436	287,467	577,868	566,703	537,153
Asset impairments	344									2,177		2,072	82,974	4,072
Operating (loss)/income	4,414			28,505						24,086	54,304	80,702	66,050	142,534
Interest expense, net	6,634			6,955						13,404	13,466	26,485	41,152	30,318
Foreign currency (gain)/loss	(2,788)			(834)						66	(2,355)	(1,461)	(101)	(5,508)
(Loss)/income before provision for income taxes	568			22,384						10,616	43,193	55,678	24,999	117,724
Provision for income taxes	5,493			6,939						9,904	11,973	6,413	(14,480)	27,755
(Loss)/income from continuing operations														89,969
Income from discontinued operations														345
Net (loss)/income	(4,925)			15,445						712	31,220	49,265	39,479	90,314
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(5,102)			14,732						30	28,812	48,252	36,091	86,900
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(21,825)			13,461						(8,583)	7,781	18,537	38,536	105,186
Quiksilver, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	(21,744)			(22,182)						(53,932)	(49,081)	(104,741)	(53,833)	(42,059)
Cost of goods sold	(13,947)			(14,642)						(40,053)	(34,360)	(74,642)	(24,859)	(15,145)
Gross profit	(7,797)			(7,540)						(13,879)	(14,721)	(30,099)	(28,974)	(26,914)
Selling, general and administrative expense	(7,830)			(8,215)						(14,888)	(15,258)	(30,593)	(25,639)	(25,301)
Operating (loss)/income	33			675						1,009	537	494	(3,335)	(1,613)
Equity in earnings and other (income)/expense	(13,034)			14,399						(20,677)	14,457	69,898	51,060	51,881
(Loss)/income before provision for income taxes	13,067			(13,724)						21,686	(13,920)	(69,404)	(54,395)	(53,494)
(Loss)/income from continuing operations														(53,494)
Net (loss)/income	13,067			(13,724)						21,686	(13,920)	(69,404)	(54,395)	(53,494)
Net (loss)/income attributable to Quiksilver, Inc	13,067			(13,724)						21,686	(13,920)	(69,404)	(54,395)	(53,494)
Other comprehensive income (loss)	16,723			1,271						8,613	21,031	29,715	(2,445)	(18,286)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	29,790			(12,453)						30,299	7,111	(39,689)	(56,840)	(71,780)
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	458,748			492,213						889,766	941,834	2,013,239	1,953,061	1,837,620
Cost of goods sold	247,612			250,064						458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136			242,149						430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Interest expense, net	15,289			15,585						30,796	30,630	60,823	73,808	114,109
Foreign currency (gain)/loss	(2,618)			(609)						555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision for income taxes	(25,071)			2,748						(52,471)	(12,912)	(2,186)	(32,185)	15,333
Provision for income taxes	7,147			7,155						10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations														(8,100)
Income from discontinued operations														1,830
Net (loss)/income	(32,218)			(4,407)						(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	116			120						232	236	469	464	376
Gross profit	116			120						232	236	469	464	376
Selling, general and administrative expense	11,753			12,869						27,728	29,785	56,983	43,045	36,867
Operating (loss)/income	(11,637)			(12,749)						(27,496)	(29,549)	(56,514)	(42,581)	(36,491)
Interest expense, net	7,269			7,239						14,538	14,479	28,987	28,871	28,721
Foreign currency (gain)/loss	(28)			13						126	(113)	(173)	30	(285)
Equity in earnings and other (income)/expense	13,094			(14,881)						20,941	(16,190)	(74,572)	(50,224)	(50,399)
(Loss)/income before provision for income taxes	(31,972)			(5,120)						(63,101)	(27,725)	(10,756)	(21,258)	(14,528)
Provision for income taxes	423									423				(4,844)
(Loss)/income from continuing operations														(9,684)
Net (loss)/income	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	105,393			102,789						193,912	232,949	453,532	440,088	418,623
Cost of goods sold	65,353			64,425						117,959	146,286	275,179	268,361	261,491
Gross profit	40,040			38,364						75,953	86,663	178,353	171,727	157,132
Selling, general and administrative expense	36,182			35,782						72,129	73,689	147,684	139,530	133,730
Asset impairments	1,646									1,646		11	1,778	667
Operating (loss)/income	2,212			2,582						2,178	12,974	30,658	30,419	22,735
Interest expense, net	1,440			1,391						2,909	2,685	5,352	3,795	55,070
Foreign currency (gain)/loss	73			131						86	(124)	(148)	(229)	(113)
Equity in earnings and other (income)/expense	(483)			482						(687)	1,733	4,674	(836)	(1,482)
(Loss)/income before provision for income taxes	1,182			578						(130)	8,680	20,780	27,689	(30,740)
Provision for income taxes	1,231			216						44	432	1,144	165	522
(Loss)/income from continuing operations														(31,262)
Net (loss)/income	(49)			362						(174)	8,248	19,636	27,524	(31,262)
Net (loss)/income attributable to Quiksilver, Inc	(49)			362						(174)	8,248	19,636	27,524	(31,262)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49)			362						(174)	8,248	19,636	27,524	(31,262)
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	108,336			109,272						222,717	226,151	573,826	479,559	421,759
Cost of goods sold	71,696			65,796						159,945	150,591	373,016	291,972	240,660
Gross profit	36,640			43,476						62,772	75,560	200,810	187,587	181,099
Selling, general and administrative expense	36,817			39,152						75,058	78,742	164,202	172,310	149,617
Asset impairments	3,342			415						4,677	415	5,151	1,621	6,918
Operating (loss)/income	(3,519)			3,909						(16,963)	(3,597)	31,457	13,656	24,564
Interest expense, net	(54)									(55)		(1)	(10)
Foreign currency (gain)/loss	125			81						277	133	113	189	(11)
(Loss)/income before provision for income taxes	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	24,575
(Loss)/income from continuing operations														24,575
Income from discontinued operations														1,485
Net (loss)/income	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	26,060
Net (loss)/income attributable to Quiksilver, Inc	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	26,060
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	26,060
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	290,111			328,589						587,455	633,616	1,262,757	1,270,320	1,195,536
Cost of goods sold	144,071			155,662						277,756	291,845	602,115	554,593	511,777
Gross profit	146,040			172,927						309,699	341,771	660,642	715,727	683,759
Selling, general and administrative expense	141,282			144,422						283,436	287,467	577,868	566,703	537,153
Asset impairments	344									2,177		2,072	82,974	4,072
Operating (loss)/income	4,414			28,505						24,086	54,304	80,702	66,050	142,534
Interest expense, net	6,634			6,955						13,404	13,466	26,485	41,152	30,318
Foreign currency (gain)/loss	(2,788)			(834)						66	(2,355)	(1,461)	(101)	(5,508)
(Loss)/income before provision for income taxes	568			22,384						10,616	43,193	55,678	24,999	117,724
Provision for income taxes	5,493			6,939						9,904	11,973	6,413	(14,480)	27,755
(Loss)/income from continuing operations														89,969
Income from discontinued operations														345
Net (loss)/income	(4,925)			15,445						712	31,220	49,265	39,479	90,314
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(5,102)			14,732						30	28,812	48,252	36,091	86,900
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(21,825)			13,461						(8,583)	7,781	18,537	38,536	105,186
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	(45,208)			(48,557)						(114,550)	(151,118)	(277,345)	(237,370)	(198,674)
Cost of goods sold	(33,508)			(35,819)						(96,737)	(116,987)	(217,417)	(185,699)	(143,556)
Gross profit	(11,700)			(12,738)						(17,813)	(34,131)	(59,928)	(51,671)	(55,118)
Selling, general and administrative expense	(7,830)			(8,215)						(14,888)	(15,258)	(30,593)	(25,639)	(29,817)
Operating (loss)/income	(3,870)			(4,523)						(2,925)	(18,873)	(29,335)	(26,032)	(29,817)
Equity in earnings and other (income)/expense	(12,611)			14,399						(20,254)	14,457	69,898	51,060	51,881
(Loss)/income before provision for income taxes	8,741			(18,922)						17,329	(33,330)	(99,233)	(77,092)	(81,698)
(Loss)/income from continuing operations														(81,698)
Net (loss)/income	8,741			(18,922)						17,329	(33,330)	(99,233)	(77,092)	(81,698)
Net (loss)/income attributable to Quiksilver, Inc	8,741			(18,922)						17,329	(33,330)	(99,233)	(77,092)	(81,698)
Other comprehensive income (loss)	16,723			1,271						8,613	21,031	29,715	(2,445)	(18,286)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ 25,464			$ (17,651)						$ 25,942	$ (12,299)	$ (69,518)	$ (79,537)	$ (99,984)